Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of the company's operating lease costs
The following table sets forth information about the Company’s operating lease costs for the years ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Operating lease cost	$388	$343
Short-term lease cost	9	56

Total lease costs	$397	$399

Schedule of the leases
The following table sets forth supplemental information about the leases for the year ended December 31, 2023 and 2022:

	Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of operating liabilities	$400	$347
Right-of-use assets obtained in exchange for new operating lease liabilities	—	120
Weighted-average remaining lease term – operating leases	0.70	1.60
Weighted-average discount rate – operating leases	11.41%	11.55%

Schedule of maturity of the company's operating lease liabilities
The following table presents the maturity of the Company’s operating lease liabilities as of December 31, 2023:

Fiscal Year	Amount
2024	$261
Thereafter	—

Total future minimum lease payments	261
Less: imputed interest	(9)

Present value of lease liabilities	$252